real estate joint ventures and investments in associates - Summarized financial information (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and temporary investments, net	$ 3,682	$ 1,014	$ 869	$ 927	$ 2,164	$ 864
Total	9,324		6,632
Non-current assets
Total	51,304		51,391
Assets	60,628		58,023
Current liabilities
Accounts payable and accrued liabilities	3,383		3,630
Total	10,889		9,831
Non-current liabilities
Long-term debt	27,729		25,608
Total	33,637		31,394
Owners' equity
TELUS	15,220		15,620	15,809
Other partners	882		1,178	1,236
Total	16,102		16,798	$ 17,045		$ 17,302
Total	60,628		58,023
Real estate joint ventures
Real estate joint ventures
Promissory notes issued to the joint ventures	332		320
Current assets
Cash and temporary investments, net	6		7
Other	1		1
Total	7		8
Non-current assets
Investment property under development	376		356
Promissory notes and other	332		320
Total	708		676
Assets	715		684
Current liabilities
Accounts payable and accrued liabilities	3		6
Non-current liabilities
Long-term debt	21		21
Total	24		27
Owners' equity
TELUS	346		329
Other partners	345		328
Total	691		657
Total	$ 715		$ 684